Finance lease receivables - Movements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance lease receivables.
At beginning of the financial year	$ 2,684	$ 10,526
Additions	16,396
Repayments	(7,915)	(7,842)	$ (7,535)
At end of the financial year	$ 11,165	$ 2,684	$ 10,526